Goodwill and Other Intangible Assets (Estimated Aggregate Amortization Expenses for Intangible Assets for Next Five Years) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
2018	¥ 9,563
2019	6,877
2020	4,826
2021	4,103
2022	¥ 3,518